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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:      June 30, 2014

Date of reporting period:    September 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Consumer Discretionary - 18.2%
Auto Components - 2.2%
Cooper Tire & Rubber Co.	447,500	$13,783,000
TRW Automotive Holdings Corp. (a)	350,000	24,958,500
		38,741,500
Diversified Consumer Services - 1.9%
DeVry, Inc.	154,000	4,706,240
Grand Canyon Education, Inc. (a)	100,000	4,028,000
Hillenbrand, Inc.	450,000	12,316,500
Outerwall, Inc. (a)	250,000	12,497,500
		33,548,240
Hotels, Restaurants & Leisure - 4.5%
Cheesecake Factory, Inc. (The)	642,000	28,215,900
Jack in the Box, Inc. (a)	757,000	30,280,000
Panera Bread Co. - Class A (a)	135,000	21,401,550
		79,897,450
Leisure Equipment & Products - 1.2%
Mattel, Inc.	488,000	20,427,680

Media - 4.2%
Comcast Corp. - Special Class A	100,000	4,337,000
DISH Network Corp. - Class A	492,000	22,144,920
Gannett Co., Inc.	875,000	23,441,250
Regal Entertainment Group - Class A	500,000	9,490,000
Scripps Networks Interactive, Inc. - Class A	150,000	11,716,500
Valassis Communications, Inc.	105,000	3,032,400
		74,162,070
Multiline Retail - 1.2%
Target Corp.	325,000	20,793,500

Specialty Retail - 1.9%
GameStop Corp. - Class A	100,000	4,965,000
Murphy USA, Inc. (a)	112,500	4,543,875
OfficeMax, Inc.	1,000,000	12,790,000
Urban Outfitters, Inc. (a)	300,000	11,031,000
		33,329,875
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	300,000	19,776,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.2% (continued)	Shares	Value
Consumer Staples - 15.3%
Beverages - 2.1%
Coca-Cola Co. (The)	250,000	$9,470,000
PepsiCo, Inc.	350,000	27,825,000
		37,295,000
Food & Staples Retailing - 4.0%
Kroger Co. (The)	500,000	20,170,000
Safeway, Inc.	779,000	24,920,210
Sysco Corp.	300,000	9,549,000
Walgreen Co.	294,000	15,817,200
		70,456,410
Food Products - 4.4%
Archer-Daniels-Midland Co.	500,000	18,420,000
Campbell Soup Co.	500,000	20,355,000
General Mills, Inc.	500,000	23,960,000
Kellogg Co.	250,000	14,682,500
		77,417,500
Household Products - 4.8%
Clorox Co. (The)	350,000	28,602,000
Colgate-Palmolive Co.	400,000	23,720,000
Energizer Holdings, Inc.	175,000	15,951,250
Procter & Gamble Co. (The)	200,000	15,118,000
		83,391,250
Energy - 6.6%
Energy Equipment & Services - 2.2%
Halliburton Co.	300,000	14,445,000
Helmerich & Payne, Inc.	350,000	24,132,500
		38,577,500
Oil, Gas & Consumable Fuels - 4.4%
CVR Energy, Inc.	350,000	13,482,000
Exxon Mobil Corp.	100,000	8,604,000
HollyFrontier Corp.	475,000	20,002,250
Murphy Oil Corp.	450,000	27,144,000
Valero Energy Corp.	250,000	8,537,500
		77,769,750
Financials - 8.1%
Capital Markets - 0.9%
Bank of New York Mellon Corp. (The)	500,000	15,095,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.2% (continued)	Shares	Value
Financials - 8.1% (continued)
Consumer Finance - 0.9%
World Acceptance Corp. (a)	184,000	$16,545,280

Diversified Financial Services - 1.0%
Moody's Corp.	250,000	17,582,500

Insurance - 5.3%
Aflac, Inc.	450,000	27,895,500
Assurant, Inc.	400,000	21,640,000
Progressive Corp. (The)	500,000	13,615,000
Protective Life Corp.	350,000	14,892,500
Unum Group	500,000	15,220,000
		93,263,000
Health Care - 21.0%
Biotechnology - 6.1%
Amgen, Inc.	250,000	27,985,000
Biogen Idec, Inc. (a)	75,000	18,057,000
Gilead Sciences, Inc. (a)	250,000	15,710,000
PDL BioPharma, Inc.	2,183,000	17,398,510
United Therapeutics Corp. (a)	358,000	28,228,300
		107,378,810
Health Care Equipment & Supplies - 5.2%
Baxter International, Inc.	250,000	16,422,500
Becton, Dickinson and Co.	100,000	10,002,000
Cyberonics, Inc. (a)	509,000	25,826,660
Medtronic, Inc.	200,000	10,650,000
ResMed, Inc.	315,000	16,638,300
Varian Medical Systems, Inc. (a)	100,000	7,473,000
Zimmer Holdings, Inc.	56,000	4,599,840
		91,612,300
Health Care Providers & Services - 3.5%
Aetna, Inc.	400,000	25,608,000
Community Health Systems, Inc.	200,000	8,300,000
Health Management Associates, Inc. - Class A (a)	1,000,000	12,800,000
Patterson Cos., Inc.	55,000	2,211,000
WellPoint, Inc.	150,000	12,541,500
		61,460,500
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	157,000	8,046,250
Harvard Bioscience, Inc. (a)	1,000,000	5,260,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.2% (continued)	Shares	Value
Health Care - 21.0% (continued)
Life Sciences Tools & Services - 1.6% (continued)
Waters Corp. (a)	138,000	$14,656,980
		27,963,230
Pharmaceuticals - 4.6%
AbbVie, Inc.	400,000	17,892,000
AstraZeneca plc - ADR	40,000	2,077,200
Johnson & Johnson	200,000	17,338,000
Medicines Co. (The) (a)	104,000	3,486,080
Mylan, Inc. (a)	454,000	17,329,180
Novartis AG - ADR	200,000	15,342,000
Questcor Pharmaceuticals, Inc.	150,000	8,700,000
		82,164,460
Industrials - 7.7%
Air Freight & Logistics - 0.7%
FedEx Corp.	100,000	11,411,000

Airlines - 1.6%
Copa Holdings S.A. - Class A	20,000	2,773,400
Southwest Airlines Co.	1,200,000	17,472,000
US Airways Group, Inc. (a)	378,000	7,166,880
		27,412,280
Commercial Services & Supplies - 1.6%
Cintas Corp.	400,000	20,480,000
United Stationers, Inc.	161,000	7,003,500
		27,483,500
Electrical Equipment - 1.3%
Generac Holdings, Inc.	545,000	23,238,800

Industrial Conglomerates - 1.0%
3M Co.	150,000	17,911,500

Machinery - 0.5%
Illinois Tool Works, Inc.	125,000	9,533,750

Professional Services - 1.0%
Robert Half International, Inc.	350,000	13,660,500
Verisk Analytics, Inc. - Class A (a)	67,000	4,352,320
		18,012,820

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.2% (continued)	Shares	Value
Information Technology - 20.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,000,000	$23,420,000
Harris Corp.	170,000	10,081,000
		33,501,000
Computers & Peripherals - 1.8%
Synaptics, Inc. (a)	485,000	21,475,800
Western Digital Corp.	150,000	9,510,000
		30,985,800
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp. - Class A	200,000	15,476,000
FLIR Systems, Inc.	750,000	23,550,000
Sanmina Corporation (a)	146,000	2,553,540
		41,579,540
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	350,000	18,095,000
j2 Global, Inc.	500,000	24,760,000
ValueClick, Inc. (a)	440,000	9,174,000
VistaPrint N.V. (a)	120,000	6,782,400
		58,811,400
IT Services - 1.6%
Amdocs Ltd.	550,000	20,152,000
DST Systems, Inc.	110,000	8,295,100
		28,447,100
Office Electronics - 0.2%
Zebra Technologies Corp. - Class A (a)	88,000	4,006,640

Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	150,000	7,057,500
Applied Materials, Inc.	1,000,000	17,540,000
First Solar, Inc. (a)	500,000	20,105,000
Microchip Technology, Inc.	195,000	7,856,550
SunPower Corp. (a)	700,000	18,312,000
Teradyne, Inc. (a)	650,000	10,738,000
Veeco Instruments, Inc. (a)	100,000	3,723,000
		85,332,050
Software - 4.9%
Adobe Systems, Inc. (a)	500,000	25,970,000
Microsoft Corp.	500,000	16,655,000
Open Text Corp.	250,000	18,662,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.2% (continued)	Shares	Value
Information Technology - 20.9% (continued)
Software - 4.9% (continued)
Symantec Corp.	1,000,000	$24,750,000
		86,037,500
Materials - 0.4%
Chemicals - 0.4%
Celanese Corp. - Series A	55,000	2,903,450
NewMarket Corp.	15,000	4,318,650
		7,222,100

Total Common Stocks (Cost $1,482,674,515)		$1,729,575,585

CALL OPTION CONTRACTS - 0.2%	Contracts	Value
S&P 500 Index Option, 10/19/2013 at $1,730 (Cost $6,163,356)	10,000	$3,150,000

PUT OPTION CONTRACTS - 0.8%	Contracts	Value
Nasdaq 100 Index Option, 12/21/2013 at $1,800	500	$7,500
Russell 2000 Index Option, 12/21/2013 at $620	2,000	30,000
S&P 500 Index Option, 10/19/2013 at $1,670	8,000	14,624,000
Total Put Option Contracts (Cost $16,294,024)		$14,661,500

Total Investments at Value - 99.2% (Cost $1,505,131,895)		$1,747,387,085

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 40.5%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	223,176,044	$223,176,044
First American Treasury Obligations Fund - Class Y, 0.00% (b)	489,184,803	489,184,803
Total Money Market Funds (Cost $712,360,847)		$712,360,847

Total Investments and Money Market Funds at Value - 139.7% (Cost $2,217,492,742)		$2,459,747,932

Written Call Option Contracts - (40.0%)		(704,476,000)

Other Assets in Excess of Liabilities - 0.3%		5,017,332

Net Assets - 100.0%		$1,760,289,264

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2013.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2013 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
12/21/2013 at $1,800	500	$70,540,000	$66,689,332
Russell 2000 Index Option,
12/21/2013 at $620	2,000	90,000,000	80,937,329
S&P 500 Index Option,
10/19/2013 at $1,000	8,000	543,936,000	521,031,815
Total Written Call Option Contracts		$704,476,000	$668,658,476

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 4.7%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy L.P.	1,000	$40,110
ONEOK Partners L.P.	1,000	53,010
Williams Partners L.P.	1,000	52,880
		146,000
Materials - 2.2%
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	100,000	2,647,000
AngloGold Ashanti Ltd. - ADR	200,000	2,656,000
Barrick Gold Corp.	150,000	2,793,000
Compañía de Minas Buenaventura S.A. - ADR	100,000	1,171,000
Gold Fields Ltd. - ADR	250,000	1,142,500
Goldcorp, Inc.	100,000	2,601,000
Harmony Gold Mining Co. Ltd. - ADR	500,000	1,690,000
Newmont Mining Corp.	100,000	2,810,000
Randgold Resources Ltd. - ADR	25,000	1,788,250
Sibanye Gold Ltd. - ADR (b)	119,000	619,990
Stillwater Mining Co. (b)	10,000	110,100
		20,028,840
Utilities - 2.5%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	50,000	2,167,500
Duke Energy Corp.	333	22,238
Edison International	1,000	46,060
Entergy Corp.	75,000	4,739,250
Exelon Corp.	150,000	4,446,000
FirstEnergy Corp.	1,000	36,450
NextEra Energy, Inc.	1,000	80,160
Pepco Holdings, Inc.	1,000	18,460
Pinnacle West Capital Corp.	1,000	54,740
PPL Corp.	200,000	6,076,000
UNS Energy Corp.	1,000	46,620
		17,733,478
Multi-Utilities - 0.6%
Ameren Corp.	1,000	34,840
Dominion Resources, Inc.	1,000	62,480
DTE Energy Co.	1,000	65,980
PG&E Corp.	50,000	2,046,000
Public Service Enterprise Group, Inc.	100,000	3,293,000

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 4.7% (continued)	Shares	Value
Utilities - 2.5% (continued)
Multi-Utilities - 0.6% (continued)
SCANA Corp.	1,000	$46,040
TECO Energy, Inc.	1,000	16,540
		5,564,880

Total Common Stocks (Cost $45,360,972)		$43,473,198

U.S. TREASURY OBLIGATIONS - 79.3%	Par Value	Value
U.S. Treasury Bonds - 4.6%
2.875%, due 05/15/2043	$50,000,000	$42,445,300

U.S. Treasury Inflation-Protected Notes - 4.8%
2.00%, due 07/15/2014	30,981,000	31,779,721
2.50%, due 01/15/2029	10,880,000	13,393,030
		45,172,751
U.S. Treasury Notes - 69.9%
3.00%, due 08/31/2016	75,000,000	80,144,550
1.75%, due 05/15/2022	100,000,000	94,730,500
1.625%, due 11/15/2022	200,000,000	185,203,200
1.75%, due 05/15/2023	100,000,000	92,675,800
2.50%, due 08/15/2023	200,000,000	197,984,400
		650,738,450

Total U.S. Treasury Obligations (Cost $749,017,180)		$738,356,501

EXCHANGE-TRADED FUNDS - 1.1%	Shares	Value
iShares Gold Trust (b)	50,000	$644,500
SPDR DB International Government Inflation-Protected Bond ETF	160,000	9,534,400
SPDR Gold Trust (b)	5,000	640,850
Total Exchange-Traded Funds (Cost $8,568,418)		$10,819,750

Total Investments at Value - 85.1% (Cost $802,946,570)		$792,649,449

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 10.8%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (c)	30,696,287	$30,696,287
First American Treasury Obligations Fund - Class Y, 0.00% (c)	69,603,452	69,603,452
Total Money Market Funds (Cost $100,299,739)		$100,299,739

Total Investments and Money Market Funds at Value - 95.9% (Cost $903,246,309)		$892,949,188

Other Assets in Excess of Liabilities - 4.1%		38,352,787

Net Assets - 100.0%		$931,301,975

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2013.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 65.1%	Shares	Value
Australia - 2.0%
Cochlear Ltd. (a)	3,000	$169,440
Seven West Media Ltd. (a)	325,000	728,242
Sonic Healthcare Ltd. (a)	63,000	951,567
		1,849,249
Austria - 0.8%
OMV AG (a)	15,000	740,618

Belgium - 0.7%
Colruyt S.A. (a)	12,000	665,605

Canada - 4.2%
Gildan Activewear, Inc.	22,000	1,020,882
Shaw Communications, Inc. - Class B	48,000	1,114,621
Transcontinental, Inc. - Class A	65,000	930,113
WestJet Airlines Ltd.	30,000	721,393
		3,787,009
China - 2.2%
Mindray Medical International Ltd. - ADR	22,500	875,025
NetEase.com, Inc. - ADR	8,000	580,880
WuXi PharmaTech (Cayman), Inc. - ADR (b)	20,000	548,000
		2,003,905
Finland - 1.7%
Lassila & Tikanoja Oyj (b)	45,000	917,957
Tieto Oyj (a)	30,000	640,418
		1,558,375
France - 7.6%
Alten (a)	25,000	1,069,651
bioMérieux	6,000	581,129
Casino Guichard-Perrachon S.A. (a)	7,500	773,036
Danone S.A. (a)	13,000	978,726
Infotel S.A.	3,066	267,510
Metropole Television S.A.	32,500	697,041
Neopost S.A. (a)	14,000	1,019,349
Norbert Dentressangle S.A.	4,000	427,460
Sanofi - ADR	22,100	1,118,923
		6,932,825
Germany - 1.0%
Deutsche Telekom AG (a)	60,000	868,918

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.1% (continued)	Shares	Value
India - 0.7%
Wipro Ltd. - ADR	60,718	$622,967

Italy - 1.4%
Atlantia S.P.A. (a)	35,000	712,633
Società Iniziative Autostradali e Servizi S.P.A.	60,000	590,058
		1,302,691
Japan - 13.6%
ABC-MART, Inc. (a)	20,000	975,731
Central Japan Railway Co. (a)	3,500	449,219
KDDI Corp. (a)	19,000	976,360
K's Holdings Corp. (a)	14,000	383,164
Mochida Pharmaceutical Co. Ltd. (a)	10,000	655,139
Nitori Holdings Co. Ltd. (a)	2,000	183,141
Nomura Research Institute Ltd. (a)	20,000	694,762
Ricoh Co. Ltd. (a)	50,000	579,342
Shionogi & Co. Ltd. (a)	40,000	842,009
SoftBank Corp. (a)	20,000	1,388,880
Sogo Medical Co. Ltd. (a)	15,000	576,358
Sugi Holdings Co. Ltd. (a)	23,000	987,480
Sundrug Co. Ltd. (a)	25,000	1,247,823
Takeda Pharmaceutical Co. Ltd. (a)	10,500	495,890
Toppan Forms Co. Ltd. (a)	66,900	653,961
Trend Micro, Inc. (a)	15,000	560,500
Yamada Denki Co. Ltd. (a)	100,000	295,768
YAOKO Co. Ltd. (a)	10,000	363,548
		12,309,075
Netherlands - 2.1%
Heineken N.V. (a)	12,000	850,082
Reed Elsevier N.V. - ADR	15,100	605,510
Ziggo N.V. (a)	10,000	405,184
		1,860,776
New Zealand - 1.0%
Telecom Corp. of New Zealand Ltd. - ADR	92,500	881,525
Warehouse Group Ltd. (The)	13,442	40,857
		922,382
Norway - 1.1%
Ekornes ASA	5,000	84,808
Tomra Systems ASA	95,000	892,561
		977,369

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.1% (continued)	Shares	Value
Portugal - 0.6%
EDP Energias de Portugal S.A. (a)	150,000	$547,942

Spain - 5.0%
EDP Renovàveis S.A. (a)	125,000	649,295
Enagas S.A. (a)	40,000	980,194
Iberdrola S.A. (a)	175,000	1,017,126
Indra Sistemas S.A. (a)	70,000	1,049,388
Red Electrica Corp. S.A. (a)	15,000	853,729
		4,549,732
Sweden - 0.9%
Axfood AB (a)	6,500	317,384
Clas Ohlson AB - B Shares (a)	30,000	479,592
		796,976
Switzerland - 2.3%
Lonza Group AG (a) (b)	12,000	982,775
Novartis AG - ADR	14,000	1,073,940
		2,056,715
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	55,000	932,800

United Kingdom - 15.2%
Admiral Group plc (a)	48,000	957,400
AstraZeneca plc - ADR	21,500	1,116,495
British Sky Broadcasting Group plc	70,000	985,836
Enterprise Inns plc (a) (b)	156,387	365,561
GlaxoSmithKline plc - ADR	23,500	1,178,995
Inmarsat plc (a)	60,000	688,165
J Sainsbury plc (a)	180,000	1,140,706
J.D. Wetherspoon plc (a)	26,849	317,514
Marks & Spencer Group plc (a)	40,000	321,382
National Grid plc - ADR	10,500	620,025
Reckitt Benckiser Group plc - ADR	75,000	1,101,750
Sage Group plc (The) (a)	95,061	507,560
Smith & Nephew plc - ADR	19,500	1,217,190
SSE plc (a)	35,000	834,670
Tesco plc (a)	190,000	1,104,486
William Morrison Supermarkets plc (a)	180,000	816,055

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.1% (continued)	Shares	Value
United Kingdom - 15.2% (continued)
WS Atkins plc (a)	25,000	$473,274
		13,747,064

Total Common Stocks (Cost $50,098,606)		$59,032,993

EXCHANGE-TRADED FUNDS - 7.4%	Shares	Value
iShares MSCI Belgium Index Fund	87,000	$1,338,930
iShares MSCI France Index Fund	50,000	1,344,000
iShares MSCI Germany Index Fund	49,000	1,362,690
iShares MSCI Netherlands Index Fund	55,000	1,309,000
iShares MSCI Switzerland Index Fund	44,000	1,376,760
Total Exchange-Traded Funds (Cost $6,393,785)		$6,731,380

PUT OPTION CONTRACTS - 0.0% (c)	Contracts	Value
S&P 500 Index Option, 12/21/2013 at $1,150 (Cost $6,134)	100	$3,700

Total Investments at Value - 72.5% (Cost $56,498,525)		$65,768,073

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 23.3%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (d) (Cost $21,133,847)	21,133,847	$21,133,847

Total Investments and Money Market Funds at Value - 95.8% (Cost $77,632,372)		$86,901,920

Written Call Options - (5.8%)		(5,241,900)

Other Assets in Excess of Liabilities - 10.0%		9,016,714

Net Assets - 100.0%		$90,676,734

ADR - American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $37,286,742 at September 30, 2013, representing 41.1% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2013.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
September 30, 2013 (Unaudited)

Sector	Industry	% of Net Assets
Consumer Discretionary - 9.5%
	Hotels, Restaurants & Leisure	0.7%
	Household Durables	0.1%
	Media	4.6%
	Multiline Retail	0.4%
	Specialty Retail	2.6%
	Textiles, Apparel & Luxury Goods	1.1%
Consumer Staples - 12.0%
	Beverages	0.9%
	Food & Staples Retailing	8.8%
	Food Products	1.1%
	Household Products	1.2%
Energy - 0.8%
	Oil, Gas & Consumable Fuels	0.8%
Financials - 1.1%
	Insurance	1.1%
Health Care - 13.0%
	Health Care Equipment & Supplies	3.1%
	Health Care Providers & Services	1.1%
	Life Sciences Tools & Services	1.7%
	Pharmaceuticals	7.1%
Industrials - 7.5%
	Air Freight & Logistics	0.5%
	Airlines	0.8%
	Commercial Services & Supplies	3.8%
	Professional Services	0.5%
	Road & Rail	0.5%
	Transportation Infrastructure	1.4%
Information Technology - 10.9%
	Internet Software & Services	2.2%
	IT Services	3.7%
	Office Electronics	1.8%
	Semiconductors & Semiconductor Equipment	1.0%
	Software	2.2%
Telecommunication Services - 4.2%
	Diversified Telecommunication Services	3.1%
	Wireless Telecommunication Services	1.1%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY (continued)

Sector	Industry	% of Net Assets
Utilities - 6.1%
	Electric Utilities	3.6%
	Gas Utilities	1.1%
	Independent Power Producers & Energy Traders	0.7%
	Multi-Utilities	0.7%
		65.1%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2013 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Dollar Index Future	12/16/2013	150	$12,047,250	$(252,730)

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2013 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/21/2013 at $1,150	100	$5,241,900	$5,239,866

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2013 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Future	12/20/2013	800	$31,242,476	$(556,323)
FTSE 100 Index Future	12/20/2013	150	15,587,616	337,912
Total Futures Contracts Sold Short			$46,830,092	$(218,411)

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 48.4%	Shares	Value
Consumer Discretionary - 10.1%
Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	8,000	$261,120
Darden Restaurants, Inc.	5,500	254,595
McDonald's Corp.	5,000	481,050
		996,765
Household Durables - 0.6%
Garmin Ltd.	4,300	194,317
Koss Corp.	9,000	45,900
		240,217
Internet & Catalog Retail - 0.9%
Nutrisystem, Inc.	6,000	86,280
PetMed Express, Inc.	15,000	244,350
		330,630
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	6,625	312,303

Media - 2.7%
Gannett Co., Inc.	7,000	187,530
Harte-Hanks, Inc.	25,500	225,165
John Wiley & Sons, Inc. - Class A	7,200	343,368
Valassis Communications, Inc.	10,000	288,800
		1,044,863
Multiline Retail - 1.7%
Kohl's Corp.	7,300	377,775
Target Corp.	4,500	287,910
		665,685
Specialty Retail - 0.4%
Staples, Inc.	9,500	139,175

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	2,500	136,325

Consumer Staples - 9.1%
Beverages - 3.3%
Coca-Cola Co. (The)	12,000	454,560
Dr Pepper Snapple Group, Inc.	8,000	358,560
PepsiCo, Inc.	5,825	463,087
		1,276,207

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 48.4% (continued)	Shares	Value
Consumer Staples - 9.1% (continued)
Food & Staples Retailing - 3.4%
Safeway, Inc.	19,500	$623,805
Sysco Corp.	1,500	47,745
Walgreen Co.	2,500	134,500
Wal-Mart Stores, Inc.	6,700	495,532
		1,301,582
Food Products - 0.3%
Campbell Soup Co.	2,500	101,775

Household Products - 2.1%
Clorox Co. (The)	4,000	326,880
Procter & Gamble Co. (The)	6,500	491,335
		818,215
Energy - 4.1%
Energy Equipment & Services - 0.7%
Ensco plc - Class A	5,000	268,750

Oil, Gas & Consumable Fuels - 3.4%
BP plc - ADR	2,600	109,278
Chevron Corp.	2,500	303,750
Exxon Mobil Corp.	5,600	481,824
HollyFrontier Corp.	5,000	210,550
Occidental Petroleum Corp.	2,000	187,080
		1,292,482
Financials - 0.8%
Insurance - 0.8%
Aflac, Inc.	5,000	309,950

Health Care - 9.1%
Biotechnology - 0.7%
PDL BioPharma, Inc.	35,000	278,950

Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	7,450	489,391
Medtronic, Inc.	5,000	266,250
Meridian Bioscience, Inc.	12,500	295,625
		1,051,266
Health Care Providers & Services - 0.5%
National HealthCare Corp.	4,000	189,080

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 48.4% (continued)	Shares	Value
Health Care - 9.1% (continued)
Health Care Technology - 0.2%
Quality Systems, Inc.	3,000	$65,190

Pharmaceuticals - 4.9%
AbbVie, Inc.	3,250	145,372
AstraZeneca plc - ADR	6,500	337,545
Eli Lilly & Co.	10,000	503,300
Johnson & Johnson	2,650	229,729
Merck & Co., Inc.	2,625	124,976
Novartis AG - ADR	7,200	552,312
		1,893,234
Industrials - 0.6%
Aerospace & Defense - 0.6%
Raytheon Co.	2,800	215,796

Information Technology - 10.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	8,300	194,386
Comtech Telecommunications Corp.	3,000	72,960
Harris Corp.	3,700	219,410
		486,756
Computers & Peripherals - 0.3%
Diebold, Inc.	4,500	132,120

IT Services - 1.9%
International Business Machines Corp.	1,000	185,180
ManTech International Corp. - Class A	8,000	230,080
Western Union Co. (The)	17,500	326,550
		741,810
Office Electronics - 0.8%
Canon, Inc. - ADR	10,000	320,000

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	2,000	94,100
Intel Corp.	22,000	504,240
KLA-Tencor Corp.	3,300	200,805
Maxim Integrated Products, Inc.	4,500	134,100
Microchip Technology, Inc.	6,000	241,740
		1,174,985

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 48.4% (continued)	Shares	Value
Information Technology - 10.5% (continued)
Software - 3.1%
CA, Inc.	15,000	$445,050
ClickSoftware Technologies Ltd.	17,500	106,575
EPIQ Systems, Inc.	10,000	132,200
Microsoft Corp.	15,000	499,650
		1,183,475
Materials - 2.5%
Chemicals - 2.1%
BASF SE - ADR	3,300	316,800
Potash Corp. of Saskatchewan, Inc.	10,000	312,800
Scotts Miracle-Gro Co. (The) - Class A	3,000	165,090
		794,690
Metals & Mining - 0.4%
Newmont Mining Corp.	6,000	168,600

Utilities - 1.6%
Electric Utilities - 0.6%
Entergy Corp.	1,600	101,104
PPL Corp.	3,600	109,368
		210,472
Water Utilities - 1.0%
Consolidated Water Co. Ltd.	26,000	389,220

Total Common Stocks (Cost $17,158,322)		$18,530,568

PUT OPTION CONTRACTS - 0.0% (a)	Contracts	Value
S&P 500 Index Option, 12/21/2013 at $1,280 (Cost $10,671)	53	$7,950

Total Investments at Value - 48.4% (Cost $17,168,993)		$18,538,518

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 57.1%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	6,431,290	$6,431,290
First American Treasury Obligations Fund - Class Y, 0.00% (b)	15,449,635	15,449,635
Total Money Market Funds (Cost $21,880,925)		$21,880,925

Total Investments and Money Market Funds at Value - 105.5% (Cost $39,049,918)		$40,419,443

Written Call Option Contracts - (5.5%)		(2,095,249)

Liabilities in Excess of Other Assets - (0.0%)(c)		(683)

Net Assets - 100.0%		$38,323,511

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2013.
(c)	Percentage rounds to greater than (0.1%).

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2013 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/21/2013 at $1,280	53	$2,095,249	$2,103,499

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2013 (Unaudited)

1.  Valuation of Securities and Other Financials Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices.  Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate a Fund’s net asset value may differ from quoted or published prices for the same securities.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value. As of September 30, 2013, all options held by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and ask prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Option contracts purchased and written by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value.  U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2013 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$1,729,575,585	$-	$-	$1,729,575,585
Call Option Contracts	-	3,150,000	-	3,150,000
Put Option Contracts	-	14,661,500	-	14,661,500
Money Market Funds	712,360,847	-	-	712,360,847
Total Investments in Securities and Money Market Funds	$2,441,936,432	$17,811,500	$-	$2,459,747,932

Other Financial Instruments:
Written Call Option Contracts	$-	$(704,476,000)	$-	$(704,476,000)
Total Other Financial Instruments	$-	$(704,476,000)	$-	$(704,476,000)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$43,473,198	$-	$-	$43,473,198
U.S. Treasury Obligations	-	738,356,501	-	738,356,501
Exchange-Traded Funds	10,819,750	-	-	10,819,750
Money Market Funds	100,299,739	-	-	100,299,739
Total Investments in Securities and Money Market Funds	$154,592,687	$738,356,501	$-	$892,949,188

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$21,746,251	$37,286,742	$-	$59,032,993
Exchange-Traded Funds	6,731,380	-	-	6,731,380
Put Option Contracts	-	3,700	-	3,700
Money Market Funds	21,133,847	-	-	21,133,847
Total Investments in Securities and Money Market Funds	$49,611,478	$37,290,442	$-	$86,901,920

Other Financial Instruments:
Futures Contracts	$12,047,250	$-	$-	$12,047,250
Futures Contracts Sold Short	(46,830,092)	-	-	(46,830,092)
Written Call Option Contracts	-	(5,241,900)	-	(5,241,900)
Total Other Financial Instruments	$(34,782,842)	$(5,241,900)	$-	$(40,024,742)

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$18,530,568	$-	$-	$18,530,568
Put Option Contracts	-	7,950	-	7,950
Money Market Funds	21,880,925	-	-	21,880,925
Total Investments in Securities and Money Market Funds	$40,411,493	$7,950	$-	$40,419,443

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,095,249)	$-	$(2,095,249)
Total Other Financial Instruments	$-	$(2,095,249)	$-	$(2,095,249)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  As of September 30, 2013, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund did not have any transfers in and out of any Level.  Transfers that occurred between Levels 1 and 2 on September 30, 2013 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

Transfers from Level 2 to Level 1
Common Stocks	$630,915

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2013:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Dividend Value Fund
Cost of portfolio investments	$2,218,994,124	$904,174,035	$77,640,565	$39,072,838

Gross unrealized appreciation	$269,287,070	$12,078,496	$10,283,921	$1,621,836
Gross unrealized depreciation	(28,533,262)	(23,303,343)	(1,022,566)	(275,231)
Net unrealized appreciation (depreciation) on investments	$240,753,808	$(11,224,847)	$9,261,355	$1,346,605
Net unrealized appreciation (depreciation) on written call option contracts	$(35,817,524)	$-	$(2,034)	$8,250

As of September 30, 2013, the tax cost of written call option contracts for Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund is $668,658,476, $5,239,866 and $2,103,499, respectively.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4.  Other Investments and Strategies

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses.  Among these risks are those associated with investments in shares of money market mutual funds and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.  As of September 30, 2013, Hussman Strategic Growth Fund and Hussman Strategic Dividend Value Fund had 40.5% and 57.1%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 27.8% and 40.3%, respectively, of the value of their net assets invested in shares of a single money market fund.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk.  Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs.  In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses.  Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry.  Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the U.S.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.  Finally, the value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse.  Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 14, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 14, 2013

*	Print the name and title of each signing officer under his or her signature.